13F CONP 5/18/01

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RECEIVED BY THE BRANCH OF DOCUMENT CONTROL
NOV 14 2000
FROM Judy Sickter
BY G. McDeuha

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.):
☐ is a restatement.
☐ adds new holdings entries.

RECEIVED
OFFICE OF THE SECRETARY
OCT 6 2000

Institutional Investment Manager Filing this Report:

Name: Moore Capital Management, Inc.
Address: 1251 Avenue of the Americas
New York, NY 10020

Form 13F File Number: 28-4324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin F. Shannon
Title: Chief Financial Officer
Phone: (212) 782-7100

CONFIDENTIAL TREATMENT EXPIRED

Signature, Place, and Date of Signing:

/s/ Kevin F. Shannon
[Signature]

New York, New York
[City, State]

May 15, 2000
[Date]

PROCESSED
OCT 18 2007
THOMSON FINANCIAL

Report Type (Check only one.):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[redacted]

07055391

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

3

Form 13F Information Table Value Total:

$ 347,805 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

NONE

FORM 13F INFORMATION TABLE
CONFIDENTIAL TREATMENT REQUESTED

Name of Issuer	Title of Class	CUSIP	Value (x$1000)	Shrs or prn amt	SH/PRN	Put/ Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
GTE CORP	COM	362320103	128,382	1,808,200	SH		SOLE		1,808,200		
MEDIAONE GROUP INC	COM	58440J104	203,534	2,512,766	SH		SOLE		2,512,766		
MERITOR AUTOMOTIVE INC	COM	59000G100	15,889	1,004,819	SH		SOLE		1,004,819		

END